UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21342

Lehman Brothers First Trust Income Opportunity Fund
(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY		10022
(Address of principal executive offices)		(Zip code)

Bradley Tank, Chief Executive Officer of Lehman Brothers Asset Management Inc. 399 Park Avenue., New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 526-7000

Date of fiscal year end:	12/31/2006

Date of reporting period:	03/31/2006

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2006 is filed herewith.

Lehman Brothers First Trust Income Opportunity Fund — SCHEDULE OF INVESTMENTS

March 31, 2006

(Unaudited)

Principal		S&P	Moody’s	Fitch
Amount	Description	Ratings	Ratings	Ratings	Value
Asset Backed Securities — 0.8% of Total Net Assets
	Airlines — 0.8%
$1,405,000	Delta Airlines, Inc., Pass-Through Certificates, Series 2000-1, Class A2
	7.570%, 11/18/2010	BB	Ba	B	$1,405,000

	Total Asset Backed Securities (Identified Cost $1,295,384)				1,405,000

Principal		S&P	Moody’s	Fitch
Amount	Description	Ratings	Ratings	Ratings	Value
Corporate Debt — 145.2% of Total Net Assets
	Automotive — 15.7%
$2,000,000	Ford Motor Co., Global Note
	7.450%, 7/16/2031	BB	Ba	BB	$1,485,000
1,500,000	Ford Motor Credit Co., Global Note
	7.875%, 6/15/2010	BB	Ba	BB	1,406,200
5,000,000	Ford Motor Credit Co., Note
	6.500%, 1/25/2007	BB	Ba	BB	4,980,860
7,160,000	Ford Motor Credit Co., Senior Note
	4.950%, 1/15/2008	BB	Ba	BB	6,672,254
6,855,000	General Motors Acceptance Corp., Global Note
	5.125%, 5/09/2008	BB	Ba	BB	6,451,384
2,120,000	General Motors Acceptance Corp., Global Note
	6.125%, 1/22/2008	BB	Ba	BB	2,014,000
4,375,000	General Motors Acceptance Corp., Global Note
	6.875%, 9/15/2011	BB	Ba	BB	4,077,846
935,000	General Motors Acceptance Corp., Senior Note
	7.000%, 2/01/2012	BB	Ba	BB	870,592
					27,958,136
	Beverages, Food & Tobacco — 1.9%
1,000,000	Del Monte Corp., Senior Subordinated Note
	8.625%, 12/15/2012	B	B	BB	1,056,250
1,120,000	Le-Natures, Inc., Senior Subordinated Note, 144A
	9.000%, 6/15/2013	CCC	B	NR	1,176,000
1,050,000	Smithfield Foods, Inc., Series B, Senior Note
	7.750%, 5/15/2013	BB	Ba	NR	1,081,500
					3,313,750
	Building Materials — 0.8%
1,460,000	Nortek, Inc., Senior Subordinated Note
	8.500%, 9/01/2014	CCC	Caa	NR	1,485,550

	Chemicals — 2.9%
670,000	AmeriGas Partners, LP/AP Eagle Finance Corp., Senior Note
	7.125%, 5/20/2016	BB	B	BB	666,650
1,155,000	Equistar Chemicals, LP/Equistar Funding Corp., Senior Note
	10.625%, 5/01/2011	BB	B	BB	1,250,287
1,805,000	Methanex Corp., Senior Note
	8.750%, 8/15/2012	BBB	Ba	BBB	1,971,962
1,325,000	PQ Corp., Senior Subordinated Note, 144A
	7.500%, 2/15/2013	B	B	NR	1,272,000
					5,160,899
	Coal — 3.9%
2,650,000	Arch Western Finance LLC, Guaranteed Senior Note
	6.750%, 7/01/2013	BB	Ba	NR	2,630,125
340,000	Massey Energy Co., Senior Note

	6.625%, 11/15/2010	BB	B	NR	345,950
2,800,000	Massey Energy Co., Senior Note, 144A
	6.875%, 12/15/2013	BB	B	NR	2,744,000
1,275,000	Peabody Energy Corp., Senior Note
	6.875%, 3/15/2013	BB	Ba	BB	1,294,125
					7,014,200
	Commercial Services — 9.0%
3,180,000	Allied Waste North America, Inc., Senior Secured Note
	8.875%, 4/01/2008	BB	B	B	3,339,000
2,300,000	Cardtronics, Inc., Senior Subordinated Note, 144A
	9.250%, 8/15/2013	B	Caa	NR	2,300,000
2,945,000	Knowledge Learning Corp., Inc., Senior Subordinated Note, 144A
	7.750%, 2/01/2015	B	B	NR	2,805,112
3,105,000	Language Line, Inc., Note
	11.125%, 6/15/2012	CCC	Caa	NR	2,872,125
3,105,000	Monitronics International, Inc., Senior Subordinated Note
	11.750%, 9/01/2010	B	B	NR	3,112,762
1,595,000	Service Corp. International/US, Senior Note, Step-Up, 144A
	7.500%, 6/15/2017 (b)	BB	Ba	NR	1,622,912
					16,051,911
	Communications — 4.6%
1,305,000	Dycom Industries, Inc., Senior Subordinated Note
	8.125%, 10/15/2015	B	Ba	NR	1,344,150
3,375,000	Intelsat Subsidiary Holding Co., Ltd., Guaranteed Senior Note
	8.625%, 1/15/2015	B	B	B	3,484,687
2,280,000	L-3 Communications Corp., Senior Subordinated Note
	7.625%, 6/15/2012	BB	Ba	BB	2,354,100
1,345,000	PanAmSat Holding Corp., Senior Note, Step-Up
	0.000%/10.375%, 11/01/2014 (b)	B	B	NR	968,400
					8,151,337
	Computers — 2.1%
3,555,000	Sungard Data Systems, Inc., Senior Note, 144A
	9.125%, 8/15/2013	B	B	B	3,759,412

	Containers & Packaging — 4.0%
860,000	Ball Corp., Guaranteed Senior Note
	6.875%, 12/15/2012	BB	Ba	BB	879,350
3,645,000	Crown Americas, Inc., Guaranteed Senior Note, 144A
	7.750%, 11/15/2015	B	B	NR	3,781,687
2,345,000	Owens-Brockway Glass Container, Senior Secured Note
	8.750%, 11/15/2012	BB	B	BB	2,509,150
					7,170,187
	Cosmetics & Personal Care — 0.4%
655,000	Playtex Products, Inc., Senior Subordinated Note
	9.375%, 6/01/2011	CCC	Caa	NR	684,475

	Electric Utilities — 11.4%
4,305,000	AES Corp. (The), Senior Secured Note, 144A
	8.750%, 5/15/2013	BB	Ba	BB	4,649,400
2,505,000	CMS Energy Corp., Senior Note
	7.750%, 8/01/2010	B	B	BB	2,623,987
440,000	Edison Mission Energy Corp., Senior Note
	9.875%, 4/15/2011	B	B	B	497,200
1,785,000	Midwest Generation LLC, Senior Secured Note
	8.750%, 5/01/2034	B	B	B	1,932,262
2,545,000	Mirant Americas Generation, Inc., Senior Note
	8.300%, 5/01/2011	B	B	B	2,634,075
1,410,000	Mission Energy Holding Co., Senior Secured Note
	13.500%, 7/15/2008	CCC	B	B	1,617,975
1,300,000	NRG Energy, Inc., Senior Note

	7.375%, 2/01/2016	B	B	B	1,327,625
3,000,000	TECO Energy, Inc., Note
	7.500%, 6/15/2010	BB	Ba	BB	3,157,500
620,000	TXU Corp., Series P, Senior Note
	5.550%, 11/15/2014	BB	Ba	BBB	579,946
1,500,000	TXU Corp., Series Q, Senior Note
	6.500%, 11/15/2024	BB	Ba	BBB	1,367,128
					20,387,098
	Electronics — 3.2%
1,350,000	Flextronics International, Ltd., Senior Subordinated Note
	6.500%, 5/15/2013	BB	Ba	BB	1,339,875
2,430,000	Freescale Semiconductor, Inc., Senior Note
	7.125%, 7/15/2014	BBB	Ba	BB	2,521,125
1,720,000	Xerox Corp., Note
	7.625%, 6/15/2013	BB	Ba	BB	1,810,300
					5,671,300
	Entertainment & Leisure — 13.9%
680,000	AMC Entertainment, Inc., Guaranteed Senior Note, 144A
	11.000%, 2/01/2016	CCC	B	CCC	702,100
750,000	AMC Entertainment, Inc., Senior Subordinated Note
	8.000%, 3/01/2014	CCC	B	CCC	669,375
2,020,000	AMF Bowling Worldwide, Inc., Senior Subordinated Note
	10.000%, 3/01/2010	CCC	Caa	NR	2,070,500
1,330,000	Blockbuster, Inc., Senior Subordinated Note, 144A
	9.000%, 9/01/2012	CCC	Caa	CC	1,163,750
1,150,000	Choctaw Resort Development Enterprise, Senior Note, 144A
	7.250%, 11/15/2019	BB	B	NR	1,155,750
2,790,000	Chukchansi Economic Development Authority, Note, 144A
	8.000%, 11/15/2013	BB	B	NR	2,859,750
2,000,000	Chumash Casino & Resort Enterprise, Senior Note, 144A
	9.000%, 7/15/2010	BB	Ba	NR	2,115,000
1,115,000	Majestic Star Casino LLC/ Majestic Star Casino Cap, Senior Note
	9.500%, 10/15/2010	BB	B	NR	1,181,900
910,000	Majestic Star Casino LLC/ Majestic Star Casino Capital Corp. II, Senior Secured Note, 144A
	9.750%, 1/15/2011	B	B	NR	919,100
1,090,000	Marquee, Inc., Series B, Senior Note
	8.625%, 8/15/2012	B	B	B	1,139,050
1,275,000	Mohegan Tribal Gaming Authority, Senior Subordinated Note
	8.000%, 4/01/2012	B	Ba	NR	1,335,562
665,000	Penn National Gaming, Inc., Senior Subordinated Note
	6.875%, 12/01/2011	B	Ba	NR	676,637
790,000	Royal Caribbean Cruises, Ltd., Senior Note
	7.500%, 10/15/2027	BBB	Ba	NR	826,178
1,815,000	San Pasqual Casino, Senior Note, 144A
	8.000%, 9/15/2013	B	B	NR	1,833,150
3,510,000	Station Casinos, Inc., Senior Subordinated Note
	6.875%, 3/01/2016	B	Ba	NR	3,527,550
3,385,000	WMG Holdings Corp., Senior Note, Step-Up
	0.000%/9.500%, 12/15/2014 (b)	B	B	NR	2,492,206
					24,667,558
	Financial Services — 1.1%
500,000	American Real Estate Partners, LP, Senior Note
	8.125%, 6/01/2012	BB	Ba	NR	513,750
1,470,000	American Real Estate Partners, LP/American Real Estate Finance Corp., Senior Note
	7.125%, 2/15/2013	BB	Ba	NR	1,447,950
					1,961,700
	Forest Products & Paper — 1.4%
1,090,000	Bowater, Inc., Note

	9.000%, 8/01/2009	B	B	BB	1,133,600
700,000	Graphic Packaging International Corp., Senior Subordinated Note
	9.500%, 8/15/2013	B	B	NR	654,500
720,000	Graphic Packaging International Corp., Senior Note
	8.500%, 8/15/2011	B	B	NR	712,800
					2,500,900
	Health Care Providers — 6.8%
2,575,000	HCA, Inc., Note
	7.500%, 11/06/2033	BB	Ba	BB	2,521,358
630,000	Rural/Metro Corp., Senior Note, Step-Up
	0.000%/12.750%, 3/15/2016 (b)	CCC	Caa	NR	459,900
2,100,000	Rural/Metro Corp., Senior Subordinated Note
	9.875%, 3/15/2015	CCC	B	NR	2,262,750
700,000	Select Medical Corp., Note, 144A, (FRN)
	10.820%, 9/15/2015	B	Caa	NR	637,000
2,485,000	Spheris, Senior Subordinated Note, 144A
	11.000%, 12/15/2012	CCC	Caa	NR	2,298,625
1,595,000	US Oncology Holdings, Inc., Senior Note, (FRN)
	10.320%, 3/15/2015	B	Caa	NR	1,598,987
900,000	US Oncology, Inc., Senior Note
	9.000%, 8/15/2012	B	B	NR	931,500
1,330,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Note, 144A
	6.500%, 6/01/2016	BB	Ba	NR	1,323,350
					12,033,470
	Heavy Machinery — 1.4%
570,000	Mueller Group, Inc., Senior Subordinated Note
	10.000%, 5/01/2012	B	Caa	NR	624,150
2,390,000	Mueller Holdings, Inc., Senior Note, Step-Up
	0.000%/14.750%, 4/15/2014 (b)	B	NR	NR	1,947,850
					2,572,000
	Home Construction, Furnishings & Appliances — 0.3%
560,000	K Hovnanian Enterprises, Inc., Senior Note
	8.000%, 4/01/2012	BB	Ba	BB	576,800

	Media - Broadcasting & Publishing — 24.6%
2,005,000	CCH I Holdings LLC, Guaranteed Senior Note
	10.000%, 5/15/2014	CCC	Ca	CCC	1,012,525
3,233,000	CCH I LLC, Senior Secured Note
	11.000%, 10/01/2015	CCC	Caa	CCC	2,687,431
1,845,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 144A
	8.000%, 4/30/2012	B	B	B	1,835,775
1,000,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 144A
	8.375%, 4/30/2014	B	B	B	997,500
2,525,000	CSC Holdings, Inc., Series B, Senior Note
	8.125%, 8/15/2009	B	B	BB	2,607,063
2,960,000	Dex Media, Inc., Note
	8.000%, 11/15/2013	B	B	CCC	3,048,800
1,800,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Note
	8.375%, 3/15/2013	BB	Ba	BB	1,921,500
2,010,000	Echostar DBS Corp., Guaranteed Senior Note, 144A
	7.125%, 2/01/2016	BB	Ba	BB	1,977,338
1,400,000	Echostar DBS Corp., Senior Note
	6.625%, 10/01/2014	BB	Ba	BB	1,352,750
960,000	Entercom Radio LLC/Entercom Capital, Inc., Senior Subordinated Note
	7.625%, 3/01/2014	B	Ba	NR	979,200
1,965,000	Houghton Mifflin Co., Senior Note
	8.250%, 2/01/2011	B	B	B	2,033,775

1,675,000	Liberty Media Corp., Senior Note
	8.500%, 7/15/2029	BB	Ba	BB	1,646,011
340,000	LIN Television Corp., Senior Subordinated Note
	6.500%, 5/15/2013	B	B	NR	319,600
675,000	LIN Television Corp., Series B, Senior Subordinated Note
	6.500%, 5/15/2013	B	B	NR	634,500
720,000	Mediacom Broadband LLC, Senior Note
	8.500%, 10/15/2015	B	B	B	691,200
1,800,000	Mediacom LLC/Mediacom Capital Corp., Senior Note
	9.500%, 1/15/2013	B	B	B	1,782,000
730,000	Paxson Communications Corp., Senior Note, 144A, (FRN)
	7.777%, 1/15/2012	CCC	B	NR	733,650
6,525,000	Paxson Communications Corp., Senior Note, 144A, (FRN)
	10.777%, 1/15/2013	CCC	B	NR	6,459,750
1,665,000	Primedia, Inc., Senior Note
	8.000%, 5/15/2013	B	B	NR	1,523,475
2,185,000	Primedia, Inc., Senior Note
	8.875%, 5/15/2011	B	B	NR	2,130,375
3,130,000	RH Donnelley Corp., Senior Note, 144A
	8.875%, 1/15/2016	B	Caa	CCC	3,255,200
605,000	Rogers Cable, Inc., Senior Secured Note
	7.875%, 5/01/2012	BB	Ba	BB	647,350
1,355,000	Rogers Cable, Inc., Senior Secured Note
	8.750%, 5/01/2032	BB	Ba	BB	1,605,675
800,000	Shaw Communications, Inc., Senior Note
	7.200%, 12/15/2011	BB	Ba	NR	826,000
1,025,000	Young Broadcasting, Inc., Senior Subordinated Note
	8.750%, 1/15/2014	CCC	Caa	NR	876,375
190,000	Young Broadcasting, Inc., Senior Subordinated Note
	10.000%, 3/01/2011	CCC	Caa	NR	175,275
					43,760,093
	Medical Supplies — 1.8%
4,805,000	CDRV Investors, Inc., Senior Note, Step-Up
	0.000%/9.625%, 1/01/2015 (b)	B	Caa	NR	3,267,400

	Oil & Gas — 14.2%
670,000	Chesapeake Energy Corp., Senior Note
	6.875%, 1/15/2016	BB	Ba	BB	675,025
2,380,000	Chesapeake Energy Corp., Senior Note
	7.000%, 8/15/2014	BB	Ba	BB	2,433,550
2,300,000	Dynegy Holdings, Inc., Senior Note, 144A
	10.125%, 7/15/2013	B	B	B	2,635,110
2,650,000	El Paso Corp., Note, 144A
	7.750%, 6/15/2010	B	Caa	NR	2,732,813
920,000	El Paso Corp., Senior Note, 144A
	9.625%, 5/15/2012	B	Caa	NR	1,023,500
540,000	El Paso Natural Gas Co., Note
	8.375%, 6/15/2032	B	B	NR	610,586
1,755,000	El Paso Natural Gas Co., Senior Note
	7.625%, 8/01/2010	B	B	NR	1,829,588
2,015,000	Ferrellgas Partners, LP/Ferrellgas Partners Finance Corp., Senior Note
	8.750%, 6/15/2012	B	B	B	2,040,188
840,000	Forest Oil Corp., Senior Note
	7.750%, 5/01/2014	BB	Ba	NR	867,300
1,710,000	Forest Oil Corp., Senior Note
	8.000%, 12/15/2011	BB	Ba	NR	1,838,250
1,820,000	Kerr-McGee Corp., Note
	6.950%, 7/01/2024	BB	Ba	BB	1,851,464
500,000	Newfield Exploration Co., Senior Note

	7.625%, 3/01/2011	BB	Ba	BB	531,875
3,000,000	Newfield Exploration Co., Senior Subordinated Note
	8.375%, 8/15/2012	BB	Ba	BB	3,210,000
435,000	Southern Natural Gas Co., Note
	8.000%, 3/01/2032	B	B	NR	477,081
1,420,000	Targa Resources, Inc., Senior Note, 144A
	8.500%, 11/01/2013	B	B	NR	1,476,800
965,000	Transcontinental Gas Pipe Line Corp., Note
	7.250%, 12/01/2026	B	Ba	BB	1,007,219
					25,240,349
	Pharmaceuticals — 2.4%
1,655,000	Athena Neurosciences Finance LLC, Senior Note
	7.250%, 2/21/2008	B	B	NR	1,630,175
1,330,000	Biovail Corp., Senior Subordinated Note
	7.875%, 4/01/2010	BB	B	NR	1,356,600
1,280,000	Elan Finance PLC/Elan Finance Corp., Guaranteed Senior Note, (FRN)
	8.749%, 11/15/2011	B	B	NR	1,260,800
					4,247,575
	Retailers — 5.1%
2,330,000	Amscan Holdings, Inc., Senior Subordinated Note
	8.750%, 5/01/2014	CCC	Caa	NR	2,091,175
1,415,000	Dollarama Group, LP, Senior Subordinated Note, 144A
	8.875%, 8/15/2012	B	B	NR	1,429,150
2,045,000	JC Penney Corp., Note
	8.125%, 4/01/2027	BB	Baa	BBB	2,134,469
1,435,000	Jean Coutu Group, Inc., Senior Subordinated Note
	8.500%, 8/01/2014	B	Caa	NR	1,316,613
2,565,000	Movie Gallery, Inc., Senior Note
	11.000%, 5/01/2012	CCC	Caa	NR	1,269,675
730,000	Stripes Acquisition LLC/Susser Finance Corp., Senior Note, 144A
	10.625%, 12/15/2013	B	B	NR	765,588
					9,006,670
	Telephone Systems — 7.9%
640,000	American Cellular Corp., Series B, Senior Note
	10.000%, 8/01/2011	B	B	NR	694,400
1,331,583	Calpoint Receivables Structured Trust 2001, Note, 144A
	7.440%, 12/10/2006	NR	B	CCC	1,334,912
2,635,000	Centennial Cellular Operating Co./Centennial Communications Corp., Guaranteed Senior Note
	10.125%, 6/15/2013	CCC	B	NR	2,878,738
35,000	Dobson Cellular Systems, Senior Note
	8.375%, 11/01/2011	B	B	NR	37,013
2,740,000	Dobson Communications Corp., Senior Note
	8.875%, 10/01/2013	CCC	Caa	NR	2,753,700
1,300,000	Nextel Communications, Inc., Series E, Senior Note
	6.875%, 10/31/2013	A	Baa	BBB	1,341,306
3,880,000	Qwest Corp., Note
	8.875%, 3/15/2012	BB	Ba	BB	4,335,900
665,000	Rogers Wireless Communications, Inc., Senior Secured Note
	7.500%, 3/15/2015	BB	Ba	BB	713,213
					14,089,182
	Textiles, Clothing & Fabrics — 0.6%
1,075,000	Quiksilver, Inc., Senior Note
	6.875%, 4/15/2015	BB	B	NR	1,045,438

	Transportation — 3.8%
2,640,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Note
	9.375%, 5/01/2012	B	B	B	2,904,000

175,000	Stena AB, Note
	9.625%, 12/01/2012	BB	Ba	NR	190,750
2,055,000	Stena AB, Senior Note
	7.000%, 12/01/2016	BB	Ba	NR	1,931,700
1,675,000	Stena AB, Senior Note
	7.500%, 11/01/2013	BB	Ba	NR	1,654,063
					6,680,513
	Total Corporate Debt (Identified Cost $255,719,554)				258,457,903

	Total Investments — 146.0%
	(Identified Cost $257,014,938) (a)				259,862,903
	Other Assets, Less Liabilities — 4.7%				8,439,870
	Money Market Cumulative Preferred Shares plus cumulative unpaid dividends (50.7%)				(90,260,288)
	Total Net Assets Applicable to Common Shareholders — 100%				$178,042,485

	Notes to Schedule of Investments

(a)	Federal Tax Information:
	At March 31, 2006, the net unrealized appreciation on investments based on cost of $257,535,480 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost				$6,153,467
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value				(3,826,044)
	Net unrealized appreciation				$2,327,423

(b)	Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

FRN	Floating rate note. Rate shown is rate in effect at March 31, 2006.

144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the adviser to be liquid. At the period end, the value of 144A securities amounted to $65,775,184 or 36.9% of net assets applicable to common shareholders.

 Valuation:  Debt securities are valued using an independent pricing service approved by the Board of Trustees, which utilizes closing market prices, market quotations and transactions, quotations from dealers and various relationships among securities in determining value. Securities for which closing market prices or market quotations are not available or are not considered by the adviser to be reflective of a security’s market value, are valued at fair value as determined in good faith under consistently applied procedures established by and applied under the supervision of the Board of Trustees. Criteria considered in making this determination may include, but are not limited to, a review of other securities by the same issuer for which market quotations are available, recent bid and ask prices for the security, the issuer’s position in and economic outlook of the industry and, if necessary, a review of similar securities in similar industries. Securities with remaining maturities of 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

 Reverse Repurchase Agreements:    The fund is permitted to enter into reverse repurchase agreements with banks or securities firms deemed creditworthy by the adviser. A reverse repurchase agreement involves the sale of a security by the fund, with an agreement to repurchase the same or a substantially similar security at an agreed upon price and date. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the fund may decline below the price of the securities that the fund is obligated to repurchase. There were no reverse repurchase agreements outstanding at March 31, 2006.

Interest Rate Swap Contracts:    The fund may enter into interest rate swap transactions. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into interest rate swap agreements to manage its exposure to interest rate risk. Interest rate swap contracts involve the exchange by the fund with another party of their respective commitments to pay or receive interest. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap contracts are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to these agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. At March 31, 2006, the fund had the following open swap agreements:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation

$22,500,000	03/15/07	Agreement with Citibank N.A. dated 03/11/04 to pay the notional amount multiplied by 2.27% and to receive the notional amount multiplied by the 1 month U.S. Dollars – London Interbank Offered Rate – British Bankers Association (USD – LIBOR – BBA).	$635,314

$22,500,000	09/28/07	Agreement with Citibank N.A. dated 09/24/04 to pay the notional amount multiplied by 3.22% and to receive the notional amount multiplied by the 1 month U.S. Dollars – London Interbank Offered Rate – British Bankers Association (USD – LIBOR – BBA).	$634,454

Periodically, the fund receives from or deposits, with the counter party, a specific amount of cash equal to the market value of the interest rate swap contracts. At March 31, 2006, the fund had $1,226,000 payable for collateral on interest rate swap contracts under this arrangement.

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers First Trust Income Opportunity Fund

By:	/s/ Bradley Tank
Bradley Tank, President/Chief Executive Officer

Date	05/18/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley Tank
Bradley Tank, President/Chief Executive Officer

Date	05/18/06

By:	/s/ Edward Grieb
Edward Grieb, Treasurer/Chief Financial Officer

Date	05/18/06